091-17073

For Internal Use Only	RECEIVED	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:
2014 MAR 28 PM 2:25				Estimated average burden hours per response: 2.00

SEC Mail Processing Section
MAR 28 2014
Washington DC
404

UNITED STATES
SEC / TM
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

14010285

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc
Corporation

3. Class of New Derivative Securities Product:
Index-Linked Securities

4. Name of Underlying Instrument:
S&P 500 Total Return Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
SPLX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE and NASDAQ Stock Market

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Janet L. McGinness

Title:
Corporate Secretary

Telephone Number:
(212) 656-2039

Manual Signature of Official Responsible for Form:
Janet McGinness

March 27, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 28 2014

SEC 2449 (1/99)

Janet McGinness
Corporate Secretary

RECEIVED
2014 MAR 28 PM 2:24
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

SEC
Mail Processing
Section
MAR 28 2014
Washington DC
404

Via Overnight Mail

March 27, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: ETRACS Monthly Reset 2xLeveraged S&P 500 Total Return ETN due March 25, 2044

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

ETRACS Monthly Reset 2xLeveraged S&P 500 Total Return ETN due March 25, 2044 (SPLX)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 28 2014